Note 2 - Summary of Significant Accounting Policies-10Q (Details Textual) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended		133 Months Ended	142 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)
Restricted Cash, Current	$ 132	$ 132	$ 0		$ 0	$ 132	$ 0
Impairment, Long-Lived Asset, Held-for-Use					0	0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense		0	0	$ 0
Dividends Payable	$ 0	$ 0	$ 0		$ 0	$ 0
Number of Reportable Segments	1		1
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate		0.00%	0.00%
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Year)		3 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period (Year)		10 years
Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)	1 year	1 year	1 year		1 year	1 year
Minimum [Member] | Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Year)		10 months
Minimum [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Year)		6 months
Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)	8 years	8 years	8 years		8 years	8 years
Maximum [Member] | Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Year)		48 months
Maximum [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Year)		12 months